Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 12, 2026
Entity Registrant Name	MURPHY OIL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8590
Entity Tax Identification Number	71-0361522
Entity Address, Address Line One	9805 Katy Fwy, Suite G-200
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(281)
Local Phone Number	675-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	MUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000717423